Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of estimated fair values of assets acquired and liabilities assumed as of date of acquisition

The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition (in thousands):

Fair Value
Other current assets	$55
Property and equipment, net	32
Intangible assets	7,535
Goodwill	2,876
Trade and other payables	(299)
Deferred revenue	(28)
Net assets acquired	$10,171
Net debt assumed	(1,188)
Total consideration transferred [1]	$8,983

[1] The difference between the cash flow statement amount for cash consideration for business acquisitions of $9.2 million and the total consideration transferred per the table of $9.0 million, is due to applying different foreign currency rates at the time of payment versus when the initial balance sheet amounts were recorded on Talend’s books.

Schedule of components of identifiable intangible assets acquired and their estimated useful lives

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition.

	Fair Value	Useful Life (Years)
Developed technology	$7,319	5
Customer relationships	216	1
Total intangible assets subject to amortization	$7,535